Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000131515
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Institutional Shares
Account Value	$ 16,103	$ 13,495	$ 13,328	$ 13,547	$ 13,923	$ 13,934	$ 14,084	$ 14,353	$ 14,964	$ 14,685	$ 14,446	$ 14,249	$ 13,835	$ 13,286	$ 13,679	$ 13,265	$ 12,788	$ 12,995	$ 12,281	$ 11,502	$ 11,933	$ 12,415	$ 12,876	$ 12,394	$ 12,035	$ 12,046	$ 12,199	$ 11,748	$ 12,261	$ 11,461	$ 11,756	$ 10,672	$ 10,449	$ 11,270	$ 11,604	$ 11,189	$ 12,049	$ 12,080	$ 12,687	$ 12,869	$ 13,042	$ 13,882	$ 13,610	$ 13,560	$ 13,271	$ 13,809	$ 13,460	$ 13,809	$ 13,729	$ 13,600	$ 13,271	$ 13,390	$ 13,151	$ 12,912	$ 11,984	$ 11,017	$ 10,798	$ 10,888	$ 10,758	$ 10,279	$ 9,671	$ 9,382	$ 8,764	$ 10,000	$ 10,409	$ 10,618	$ 10,085	$ 10,095	$ 9,847	$ 9,698	$ 9,906	$ 9,896	$ 9,282	$ 9,857	$ 9,639	$ 9,539	$ 9,599	$ 8,944	$ 9,176	$ 8,851	$ 9,462	$ 9,669	$ 9,817	$ 9,649	$ 9,935	$ 10,270	$ 10,339	$ 10,408	$ 10,744	$ 10,576	$ 10,253	$ 10,115	$ 10,204	$ 10,135	$ 10,125	$ 9,830	$ 9,820	$ 9,565	$ 9,309	$ 9,132	$ 8,955	$ 8,690	$ 8,751	$ 9,317	$ 9,590	$ 9,678	$ 9,609	$ 9,424	$ 9,200	$ 9,258	$ 9,122	$ 8,497	$ 8,419	$ 8,585	$ 8,780	$ 8,829	$ 8,451	$ 8,800	$ 9,535	$ 9,739	$ 10,000
C000079787
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Investor Shares
Account Value	$ 13,415	13,230	13,066	13,292	13,652	13,672	13,818	14,084	14,687	14,411	14,186	13,992	13,583	13,052	13,440	13,042	12,571	12,786	12,071	11,311	11,747	12,213	12,678	12,192	11,848	11,858	12,000	11,564	12,071	11,291	11,576	10,514	10,294	11,105	11,436	11,035	11,877	11,917	12,519	12,699	12,869	13,701	13,441	13,391	13,104	13,639	13,302	13,639	13,570	13,441	13,124	13,243	13,005	12,767	11,856	10,905	10,687	10,776	10,648	10,182	9,578	9,291	8,687	9,905	10,321	10,529	9,997	10,007	9,750	9,612	9,829	9,810	9,208	9,780	9,563	9,464	9,523	8,872	9,112	8,788	9,397	9,603	9,750	9,584	9,868	10,202	10,271	10,349	10,673	10,507	10,194	10,057	10,145	10,086	10,076	9,782	9,782	9,527	9,273	9,096	8,920	8,655	8,709	9,276	9,550	9,638	9,579	9,403	9,168	9,227	9,100	8,484	8,406	8,572	8,766	8,824	8,435	8,795	9,534	8,961	10,000
C000131514
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Institutional Shares
Account Value	$ 38,277	35,697	35,322	38,109	38,854	38,499	39,073	37,729	39,175	39,087	37,844	38,482	36,310	35,289	36,717	36,065	34,268	33,182	31,572	28,822	29,161	30,701	30,830	30,481	28,740	28,501	28,387	26,842	27,727	26,338	27,649	25,645	23,623	26,064	27,251	24,965	26,837	26,973	29,194	28,629	30,028	32,606	31,443	30,737	28,485	30,777	29,506	28,196	26,943	26,680	25,638	24,893	24,595	24,735	23,368	21,030	21,909	22,473	21,047	19,683	18,908	17,788	16,043	17,506	18,534	18,572	17,967	17,409	17,093	17,033	17,013	16,932	15,834	16,948	16,363	15,834	14,952	13,921	15,056	14,766	15,873	15,594	14,786	14,078	14,070	13,517	13,749	13,865	14,314	13,559	13,495	13,057	12,677	12,444	12,169	11,988	12,023	11,720	11,473	11,326	10,825	10,487	10,290	10,164	10,507	10,510	10,577	10,137	10,131	9,825	9,858	9,323	9,271	9,724	9,864	9,846	9,232	9,406	10,068	9,724	10,000
C000065109
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Investor Shares
Account Value	$ 37,372	34,860	34,506	37,231	37,964	37,623	38,194	36,888	38,312	38,235	37,020	37,652	35,536	34,544	35,950	35,318	33,565	32,505	30,937	28,251	28,586	30,105	30,232	29,902	28,197	27,966	27,858	26,348	27,225	25,868	27,159	25,195	23,213	25,614	26,792	24,549	26,395	26,530	28,717	28,171	29,551	32,100	30,957	30,271	28,057	30,319	29,077	27,792	26,559	26,307	25,287	24,558	24,267	24,406	23,066	20,757	21,634	22,194	20,790	19,448	18,683	17,584	15,859	17,312	18,333	18,370	17,778	17,227	16,920	16,860	16,848	16,768	15,683	16,792	16,214	15,691	14,821	13,804	14,932	14,647	15,749	15,476	14,674	13,972	13,969	13,421	13,656	13,772	14,223	13,475	13,416	12,981	12,606	12,377	12,106	11,928	11,963	11,671	11,424	11,282	10,781	10,448	10,252	10,127	10,473	10,476	10,546	10,109	10,106	9,803	9,837	9,305	9,256	9,708	9,852	9,835	9,226	9,400	10,065	9,724	10,000
C000131513
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Institutional Shares
Account Value	$ 26,313	25,243	24,943	26,280	25,765	25,259	26,094	25,550	26,132	26,143	25,032	25,119	24,359	23,690	24,571	23,830	22,588	22,321	21,544	20,310	20,657	21,620	21,659	21,734	20,292	20,558	20,145	19,238	19,789	19,611	20,321	18,859	17,371	18,543	19,529	18,454	19,397	19,298	20,078	19,354	20,255	21,435	20,022	19,981	18,828	20,135	19,724	19,311	19,129	18,676	18,355	17,541	17,463	17,457	17,025	15,403	15,808	16,151	15,376	14,866	14,587	13,969	12,545	13,850	14,962	15,294	14,772	14,296	13,949	13,549	13,806	13,771	13,029	13,956	13,606	13,338	12,634	12,180	13,089	12,380	13,396	13,289	13,122	12,332	12,335	12,048	12,395	12,651	13,330	12,820	12,667	12,338	11,976	11,540	11,485	11,506	11,416	11,248	11,181	11,120	10,710	10,511	10,402	10,081	10,521	10,599	10,640	10,345	10,106	10,045	9,991	9,377	9,230	9,588	9,774	9,736	9,016	9,223	9,753	9,783	10,000
C000012979
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Investor Shares
Account Value	$ 25,709	24,669	24,380	25,693	25,196	24,703	25,527	25,000	25,574	25,589	24,506	24,597	23,858	23,207	24,078	23,353	22,139	21,884	21,127	19,921	20,262	21,214	21,256	21,336	19,921	20,190	19,785	18,900	19,443	19,273	19,975	18,540	17,083	18,238	19,213	18,161	19,090	18,997	19,768	19,061	19,950	21,115	19,730	19,693	18,561	19,852	19,454	19,046	18,871	18,431	18,116	17,315	17,242	17,236	16,812	15,212	15,613	15,959	15,195	14,693	14,419	13,809	12,403	13,691	14,794	15,127	14,610	14,143	13,804	13,409	13,668	13,633	12,901	13,825	13,482	13,217	12,522	12,074	12,980	12,279	13,288	13,183	13,022	12,241	12,246	11,963	12,311	12,567	13,242	12,739	12,590	12,264	11,907	11,476	11,424	11,448	11,358	11,196	11,132	11,073	10,666	10,469	10,362	10,044	10,485	10,565	10,610	10,317	10,081	10,022	9,970	9,360	9,216	9,575	9,764	9,726	9,011	$ 9,217	$ 9,751	$ 9,781	$ 10,000
C000160667
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Institutional Shares
Account Value	$ 12,387	12,371	12,329	12,274	12,160	12,118	12,163	12,134	12,229	12,102	11,925	11,809	11,721	11,622	11,717	11,642	11,642	11,652	11,423	11,195	11,302	11,420	11,454	11,440	11,463	11,520	11,440	11,388	11,466	11,357	11,306	11,140	11,207	11,471	11,479	11,395	11,452	11,469	11,583	11,708	11,810	11,910	11,883	11,925	11,933	11,952	11,923	11,894	11,877	11,834	11,769	11,839	11,866	11,834	11,779	11,703	11,660	11,661	11,584	11,417	11,307	11,041	10,822	11,332	11,320	11,207	11,226	11,201	11,187	11,228	11,061	10,957	10,849	10,791	10,733	10,644	10,590	10,479	10,433	10,422	10,450	10,451	10,428	10,371	10,339	10,337	10,397	10,384	10,459	10,468	10,469	10,482	10,483	10,495	10,434	10,381	10,422	10,378	10,339	10,315	10,245	10,194	10,184	10,308	10,342	10,375	10,283	10,232	10,110	10,102	10,025	9,949	9,922	9,940	9,950	9,980	10,000
C000160666
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Investor Shares
Account Value	$ 12,104	$ 12,091	$ 12,065	$ 12,001	$ 11,903	$ 11,864	$ 11,911	$ 11,873	$ 11,968	$ 11,858	$ 11,687	$ 11,563	$ 11,480	$ 11,384	$ 11,492	$ 11,410	$ 11,423	$ 11,436	$ 11,201	$ 10,991	$ 11,098	$ 11,217	$ 11,253	$ 11,241	$ 11,254	$ 11,313	$ 11,248	$ 11,199	$ 11,278	$ 11,162	$ 11,114	$ 10,952	$ 11,032	$ 11,295	$ 11,293	$ 11,225	$ 11,284	$ 11,291	$ 11,406	$ 11,543	$ 11,635	$ 11,748	$ 11,724	$ 11,757	$ 11,778	$ 11,788	$ 11,762	$ 11,736	$ 11,733	$ 11,693	$ 11,620	$ 11,692	$ 11,720	$ 11,691	$ 11,639	$ 11,566	$ 11,526	$ 11,530	$ 11,455	$ 11,292	$ 11,185	$ 10,934	$ 10,719	$ 11,217	$ 11,208	$ 11,097	$ 11,129	$ 11,096	$ 11,094	$ 11,127	$ 10,963	$ 10,873	$ 10,767	$ 10,701	$ 10,646	$ 10,570	$ 10,507	$ 10,409	$ 10,366	$ 10,346	$ 10,376	$ 10,379	$ 10,368	$ 10,304	$ 10,284	$ 10,284	$ 10,336	$ 10,325	$ 10,401	$ 10,423	$ 10,415	$ 10,441	$ 10,434	$ 10,448	$ 10,399	$ 10,348	$ 10,381	$ 10,339	$ 10,302	$ 10,280	$ 10,212	$ 10,163	$ 10,154	$ 10,282	$ 10,317	$ 10,351	$ 10,265	$ 10,213	$ 10,091	$ 10,082	$ 10,010	$ 9,939	$ 9,912	$ 9,930	$ 9,940	$ 9,970	$ 10,000